Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Loss Before Income Taxes	The components of loss before income taxes, by geography, consists of the following:
	For the Fiscal Years Ended March 31,
	2025	2024	2023
Japan	¥(534,685)	¥(661,966)	¥(478,633)

Schedule of Reconciliation of Income Tax Expense

A reconciliation of income tax expense to the amount of income tax expense (benefit) at the statutory rate in Japan for the fiscal years ended March 31, 2025, 2024 and 2023 is as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Income tax benefit at the statutory rate	¥(163,721)	¥(202,694)	¥(160,725)
Increase (reduction) in taxes resulting from:
Change in valuation allowance	193,402	175,731	175,162
Permanent difference	(19,400)	(6,741)	(15,264)
Unrecognizable loss carryforwards	—	13,083
Non-deductible expenses	6,937	4,548
Rate difference	(16,310)	17,892	729
Inhabitat and business tax	(909)	(1,818)
Other	1	(1)	98
Income tax expense	¥—	¥—	¥—

Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	March 31,
	2025	2024
Deferred tax assets:
Deferred revenue	¥245,701	¥178,054
Net operating loss carryforwards	212,825	107,085
Accrued expenses and reserves	122,403	94,401
Operating lease liabilities	278	2,076
Other	909	2,447
Total deferred tax assets	582,116	384,063
Deferred tax liabilities:
Depreciation and amortization	¥9,725	¥3,278
Operating lease ROU assets	280	2,076
Total deferred tax liabilities	10,005	5,354
Less: Valuation allowance	(572,111)	(378,709)
Net deferred tax assets/(liabilities)	¥—	¥—

Schedule of Valuation Allowance for Net Deferred Tax Assets

The net changes in the total valuation allowance for net deferred tax assets for the fiscal years ended March 31, 2025 and 2024 consist of the following:

	For the Fiscal Years Ended March 31,
	2025	2024
Valuation allowance at beginning of year	¥378,709	¥202,978
Additions (deductions)	193,402	175,731
Valuation allowance at end of year	¥572,111	¥378,709